Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes
Changes in valuation allowance, net	$ 52	$ 31	$ 44
Decrease due to settlements with tax authorities, penalties and interest	10	5	11
Decrease relating to prior year tax positions	(31)	(30)	(129)
Decrease due to settlements with tax authorities, Unrecognized tax benefits, interpretation of tax law and double tax treaty			47
Income tax reconciliation changes enacted in double tax treaties	62
Reconciliation of taxes, non deductible expenses	45	71	94
Gain on sale of businesses applicable income taxes	279
Net (gain) loss from sale of businesses	543	(16)	(2)
Expected resolution of uncertain tax positions, pending cases	69
Northern Europe
Taxes
Decrease relating to prior year tax positions			87
Central Europe
Taxes
Changes in valuation allowance, net		42	36
Central Europe and South America
Taxes
Changes in valuation allowance, net		104
South America
Taxes
Changes in valuation allowance, net	$ 31